MD&A - Risk management and control	12 Months Ended
Dec. 31, 2018
MDA Risk Management And Control [Line Items]
Disclosure Of Financial Risk Management Explanatory
Audited | Credit risk: the risk of loss resulting from the failure of a client or counterparty to meet its contractual obligations toward UBS. This includes settlement risk and loan underwriting risk: Settlement risk: the risk of loss resulting from transactions that involve exchange of value (e.g., security versus cash) where we must deliver without first being able to determine with certainty that we will receive the countervalue Loan underwriting risk: the risk of loss arising during the holding period of financing transactions that are intended for further distribution ▲
Audited | Market risk (traded and non-traded): the risk of loss resulting from adverse movements in market variables. Market variables include observable variables, such as interest rates, foreign exchange rates, equity prices, credit spreads and commodity (including precious metal) prices, and variables that may be unobservable or only indirectly observable, such as volatilities and correlations. Market risk includes issuer risk and investment risk:Issuer risk: the risk of loss from changes in fair value resulting from credit-related events affecting an issuer to which we are exposed through tradable securities or derivatives referencing the issuer Investment risk: issuer risk associated with positions held as financial investments ▲
Audited | Liquidity risk: the risk of being unable to generate sufficient funds from assets to meet payment obligations when they fall due, including in times of stress ▲
Audited | Funding risk: the risk of higher-than-expected funding costs due to wider-than-expected UBS credit spreads when existing funding positions mature and need to be rolled over or replaced by other, more expensive funding sources. If a shortage of available funding sources is expected in a stress event, funding risk also covers potential additional losses from forced asset sales ▲

Audited | The Board of Directors (BoD) is responsible for determining the risk principles, risk appetite and related risk limits of the Group, including their allocation to the business divisions and Corporate Center units. The BoD is supported by the BoD Risk Committee, which monitors and oversees the Group’s risk profile and the implementation of the risk framework as approved by the BoD, and approves the Group’s risk appetite methodology. The Corporate Culture and Responsibility Committee supports the BoD in fulfilling its duty to safeguard and advance the Group’s reputation for responsible and sustainable conduct. It reviews and assesses stakeholder concerns and expectations pertaining to UBS’s societal performance and corporate culture, and recommends appropriate actions to the BoD.

The Group Executive Board (GEB) has overall responsibility for establishing and implementing risk management and control in the Group. It manages the risk profile of the Group as a whole.

The Group Chief Executive Officer (Group CEO) has responsibility and accountability for the management and performance of the Group, has risk authority over transactions, positions and exposures, and allocates risk limits approved by the BoD within the business divisions and Corporate Center units.

The business division Presidents are accountable for the success, risks, results and value of their business division. This includes actively managing their risk exposures and balancing profit potential, risk, balance sheet and capital usage. The regional Presidents facilitate the implementation of UBS’s strategy in their region, and have the mandate to inform the GEB of any activities and issues that may give rise to actual or potentially material regulatory or reputational concerns.

The Group Chief Risk Officer (Group CRO) is responsible for independent oversight of credit, market, country, liquidity, funding, cyber and information security risks as well as model and environmental and social risk. This includes establishing methodologies to measure and assess risk, setting risk limits, and approving credit and market risk transactions and exposures. Risk Control is also the central function for model risk management for all models used in the firm. The risk control process is supported by a framework of policies and authorities. Business division and regional Chief Risk Officers have delegated authority for their respective divisions and regions. Moreover, authorities are delegated to risk officers according to their expertise, experience and responsibilities.

The Group Chief Compliance and Governance Officer is responsible for ensuring that all operational risks, including compliance and conduct risk, are identified, owned and managed in alignment with the firm’s risk appetite, supported by an effective control framework, including appropriate measuring and aggregating processes, as well as appropriate reporting.

The Group Chief Financial Officer (Group CFO) is responsible for transparency in, appraisal of, and presentation of the financial performance of the Group and the business divisions, and for the Group’s financial reporting, forecasting, planning and controlling processes in line with regulatory and financial reporting requirements, corporate governance standards and global best practice to maintain high quality and timeliness. Further responsibilities include managing UBS’s tax affairs, as well as treasury and capital management, including the management of funding and liquidity risk and UBS’s regulatory capital ratios.

The Group General Counsel (Group GC) is responsible for managing and reporting all litigation matters and proceedings of the Group, and for reviewing incidents of materialized legal risk as well as areas of emerging legal risk.

Group Internal Audit (GIA) independently assesses the adherence to our strategy, the effectiveness of governance, risk management and control processes at Group, business division and regional levels, including compliance with legal, regulatory and statutory requirements, as well as with internal policies and contracts. The Head GIA reports to the Chairman of the BoD and, in addition, GIA has a functional reporting line to the BoD Audit Committee.

Some of the above roles and responsibilities are replicated for certain significant legal entities of the Group. The legal entity risk officers are responsible for independent oversight and control of primary and consequential risks for certain significant legal entities of the Group as part of the legal entity control framework, which complements the Group’s risk governance framework. ▲

Audited | We apply a variety of methodologies and measurements to quantify the risks of our portfolios and potential risk concentrations. Risks that are not fully reflected within standard measures are subject to additional controls, which may include preapproval of specific transactions and the application of specific restrictions. Models to quantify risk are generally developed by dedicated units within control functions and are subject to independent validation. ▲

UBS AG
MDA Risk Management And Control [Line Items]
Disclosure Of Financial Risk Management Explanatory
Audited | Credit risk: the risk of loss resulting from the failure of a client or counterparty to meet its contractual obligations toward UBS. This includes settlement risk and loan underwriting risk: Settlement risk: the risk of loss resulting from transactions that involve exchange of value (e.g., security versus cash) where we must deliver without first being able to determine with certainty that we will receive the countervalue Loan underwriting risk: the risk of loss arising during the holding period of financing transactions that are intended for further distribution ▲
Audited | Market risk (traded and non-traded): the risk of loss resulting from adverse movements in market variables. Market variables include observable variables, such as interest rates, foreign exchange rates, equity prices, credit spreads and commodity (including precious metal) prices, and variables that may be unobservable or only indirectly observable, such as volatilities and correlations. Market risk includes issuer risk and investment risk:Issuer risk: the risk of loss from changes in fair value resulting from credit-related events affecting an issuer to which we are exposed through tradable securities or derivatives referencing the issuer Investment risk: issuer risk associated with positions held as financial investments ▲
Audited | Liquidity risk: the risk of being unable to generate sufficient funds from assets to meet payment obligations when they fall due, including in times of stress ▲
Audited | Funding risk: the risk of higher-than-expected funding costs due to wider-than-expected UBS credit spreads when existing funding positions mature and need to be rolled over or replaced by other, more expensive funding sources. If a shortage of available funding sources is expected in a stress event, funding risk also covers potential additional losses from forced asset sales ▲

Audited | The Board of Directors (BoD) is responsible for determining the risk principles, risk appetite and related risk limits of the Group, including their allocation to the business divisions and Corporate Center units. The BoD is supported by the BoD Risk Committee, which monitors and oversees the Group’s risk profile and the implementation of the risk framework as approved by the BoD, and approves the Group’s risk appetite methodology. The Corporate Culture and Responsibility Committee supports the BoD in fulfilling its duty to safeguard and advance the Group’s reputation for responsible and sustainable conduct. It reviews and assesses stakeholder concerns and expectations pertaining to UBS’s societal performance and corporate culture, and recommends appropriate actions to the BoD.

The Group Executive Board (GEB) has overall responsibility for establishing and implementing risk management and control in the Group. It manages the risk profile of the Group as a whole.

The Group Chief Executive Officer (Group CEO) has responsibility and accountability for the management and performance of the Group, has risk authority over transactions, positions and exposures, and allocates risk limits approved by the BoD within the business divisions and Corporate Center units.

The business division Presidents are accountable for the success, risks, results and value of their business division. This includes actively managing their risk exposures and balancing profit potential, risk, balance sheet and capital usage. The regional Presidents facilitate the implementation of UBS’s strategy in their region, and have the mandate to inform the GEB of any activities and issues that may give rise to actual or potentially material regulatory or reputational concerns.

The Group Chief Risk Officer (Group CRO) is responsible for independent oversight of credit, market, country, liquidity, funding, cyber and information security risks as well as model and environmental and social risk. This includes establishing methodologies to measure and assess risk, setting risk limits, and approving credit and market risk transactions and exposures. Risk Control is also the central function for model risk management for all models used in the firm. The risk control process is supported by a framework of policies and authorities. Business division and regional Chief Risk Officers have delegated authority for their respective divisions and regions. Moreover, authorities are delegated to risk officers according to their expertise, experience and responsibilities.

The Group Chief Compliance and Governance Officer is responsible for ensuring that all operational risks, including compliance and conduct risk, are identified, owned and managed in alignment with the firm’s risk appetite, supported by an effective control framework, including appropriate measuring and aggregating processes, as well as appropriate reporting.

The Group Chief Financial Officer (Group CFO) is responsible for transparency in, appraisal of, and presentation of the financial performance of the Group and the business divisions, and for the Group’s financial reporting, forecasting, planning and controlling processes in line with regulatory and financial reporting requirements, corporate governance standards and global best practice to maintain high quality and timeliness. Further responsibilities include managing UBS’s tax affairs, as well as treasury and capital management, including the management of funding and liquidity risk and UBS’s regulatory capital ratios.

The Group General Counsel (Group GC) is responsible for managing and reporting all litigation matters and proceedings of the Group, and for reviewing incidents of materialized legal risk as well as areas of emerging legal risk.

Group Internal Audit (GIA) independently assesses the adherence to our strategy, the effectiveness of governance, risk management and control processes at Group, business division and regional levels, including compliance with legal, regulatory and statutory requirements, as well as with internal policies and contracts. The Head GIA reports to the Chairman of the BoD and, in addition, GIA has a functional reporting line to the BoD Audit Committee.

Some of the above roles and responsibilities are replicated for certain significant legal entities of the Group. The legal entity risk officers are responsible for independent oversight and control of primary and consequential risks for certain significant legal entities of the Group as part of the legal entity control framework, which complements the Group’s risk governance framework. ▲

Audited | We apply a variety of methodologies and measurements to quantify the risks of our portfolios and potential risk concentrations. Risks that are not fully reflected within standard measures are subject to additional controls, which may include preapproval of specific transactions and the application of specific restrictions. Models to quantify risk are generally developed by dedicated units within control functions and are subject to independent validation. ▲